UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number   811-09583
                                                ------------------

                           UBS Eucalyptus Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                   Date of fiscal year end: December 31, 2005
                                            -----------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

   SHARES                                                                                          MARKET VALUE
------------------------------------------------------------------------------------------------------------------
              INVESTMENTS IN SECURITIES (UNITED STATES UNLESS OTHERWISE NOTED) (124.71%)
              CORPORATE BONDS (1.98%)
              MEDICAL - BIOMEDICAL/GENETICS (1.98%)
  1,350,000   Novavax, Inc. Senior Convertible Note, 4.75%, 07/15/09 (c)                         $      1,012,500
  3,798,000   Xoma Ltd. 6.5% 2/1/12, 6.50%, 02/01/12 (c)                                                4,244,265
                                                                                                  ---------------
                                                                                                        5,256,765
                                                                                                  ---------------
              TOTAL CORPORATE BONDS (Cost $5,184,901)                                                   5,256,765
                                                                                                  ---------------

              COMMON STOCK (122.58%)
              DIAGNOSTIC EQUIPMENT (3.68%)
    197,500   Gen-Probe, Inc. *, (a)                                                                    9,766,375
                                                                                                  ---------------
              DRUG DELIVERY SYSTEMS (2.03%)
    544,185   AeroGen, Inc. *, (b)                                                                        399,976
    125,000   Nexmed, Inc. *, (b)                                                                         198,750
    200,000   Penwest Pharmaceuticals Co. *, (b)                                                        3,506,000
     73,200   Penwest Pharmaceuticals Co. *                                                             1,283,196
                                                                                                  ---------------
                                                                                                        5,387,922
                                                                                                  ---------------
              MEDICAL - BIOMEDICAL/GENETICS (46.69%)
    189,000   Affymetrix, Inc. *, (a)                                                                   8,737,470
    208,000   Amgen, Inc. *, (a)                                                                       16,571,360
  1,069,000   ARIAD Pharmaceuticals, Inc. *, (a)                                                        7,942,670
    332,500   Cambridge Antibody Technology Group PLC - (United Kingdom) *, **                          4,376,392
    460,000   Cytogen Corp. *, (b)                                                                      1,858,400
    503,000   Entremed, Inc. *, (b)                                                                     1,202,170
    196,000   Genentech, Inc. *, (a)                                                                   16,505,160
    186,000   Genmab A/S - (Denmark) *, **                                                              3,756,240
    192,000   Genzyme Corp. *, (a)                                                                     13,754,880
    490,000   Human Genome Sciences, Inc. *, (a)                                                        6,659,100
    401,600   Kosan Biosciences, Inc. *                                                                 2,919,632
    424,000   Medimmune, Inc. *, (a)                                                                   14,267,600
    487,000   Millennium Pharmaceuticals, Inc. *                                                        4,543,710
    139,400   Momenta Pharmaceutical, Inc. *                                                            3,798,650
    292,000   Nektar Therapeutics *                                                                     4,949,400
    721,400   Oscient Pharmaceuticals Corp. *                                                           1,529,368
    429,800   Savient Pharmaceuticals, Inc. *, (a)                                                      1,620,346
    380,000   Vertex Pharmaceuticals, Inc. *, (a)                                                       8,493,000
    185,400   XOMA Ltd. *, (a)                                                                            326,304
                                                                                                  ---------------
                                                                                                      123,811,852
                                                                                                  ---------------
              MEDICAL - DRUGS (43.46%)
    270,000   Adolor Corp. *                                                                            2,883,600
    185,000   Altana AG - (Germany) **,(a)                                                             10,389,424
    385,000   Array BioPharma, Inc. *, (a)                                                              2,764,300
    276,900   Astellas Pharmaceutical Inc. - (Japan)**, (a)                                            10,432,001

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

   SHARES                                                                                 MARKET VALUE
--------------------------------------------------------------------------------------------------------
              COMMON STOCK (CONTINUED)
              MEDICAL - DRUGS (CONTINUED)
    402,000   Chugai Pharmaceutical Co., Ltd - (Japan) **,(a)                           $      7,678,931
     21,000   Eisai Co., Ltd.- (Japan) **                                                        898,624
    215,000   Eli Lilly and Co. (a)                                                           11,506,800
     37,000   GlaxoSmithKline PLC - (United Kingdom) **                                          943,884
    438,400   Ligand Pharmaceuticals, Inc. - Class B *, (a)                                    4,443,842
    245,000   Novartis AG - (Switzerland) **                                                  12,475,664
    156,600   OSI Pharmaceuticals, Inc. *, (a)                                                 4,578,984
    200,000   Ranbaxy Labs Swap                                                                2,235,240
    400,000   Schering-Plough Corp. (a)                                                        8,420,000
     11,100   Serono SA - Class B - (Switzerland) **                                           7,326,818
    220,000   Takeda Pharmaceutical Cos., Ltd. - (Japan) **,(a)                               13,121,581
     19,000   Tsumura & Co.- (Japan) **                                                          445,915
    263,900   Viropharma Incorporated. *                                                       5,489,120
    199,000   Wyeth (a)                                                                        9,207,730
                                                                                         ---------------
                                                                                             115,242,458
                                                                                         ---------------
              MEDICAL - GENERIC DRUGS (2.40%)
     83,400   Barr Pharmaceuticals, Inc. *                                                     4,580,328
     12,000   Sawai Pharmaceutical Co., Ltd.- (Japan) **                                         427,740
     27,000   Teva Pharmaceutical Industries Ltd. - ADR, (d)                                     902,340
     19,000   Towa Pharmaceutical Co., Ltd.-(Japan) **                                           450,944
                                                                                         ---------------
                                                                                               6,361,352
                                                                                         ---------------
              MEDICAL PRODUCTS (2.20%)
    611,110   Berna Biotech AG - (Switzerland) **                                              5,830,253
                                                                                         ---------------
              THERAPEUTICS (22.12%)
    778,000   Abgenix, Inc. *, (a)                                                             9,865,040
  1,075,260   Adherex Technologies, Inc. - (Canada) *, **,(b)                                  1,195,145
     19,500   Anadys Pharmaceuticals *                                                           208,065
    343,700   Anormed Inc. - (Canada) *, **                                                    1,226,019
  1,200,000   BioMarin Pharmaceuticals, Inc. *, (a)                                           10,476,000
    135,200   CV Therapeutics, Inc. *, (a)                                                     3,616,600
     68,700   Gilead Sciences, Inc. *                                                          3,349,812
    324,200   Introgen Therapeutics, Inc. *                                                    1,692,324
    380,000   Isis Pharmaceuticals, Inc. *                                                     1,919,000
    500,000   NPS Pharmaceuticals, Inc. *, (a)                                                 5,055,000
    218,000   Onyx Pharmaceuticals, Inc. *                                                     5,443,460
    233,200   Progenics Pharmaceuticals, Inc. *, (a)                                           5,529,172
    500,000   Spectrum Pharmaceuticals, Inc. *, (b)                                            2,480,000
    385,000   Tanox, Inc. *, (a)                                                               5,640,250
    438,000   Vion Pharmaceuticals, Inc. *                                                       950,460
                                                                                         ---------------
                                                                                              58,646,347
                                                                                         ---------------
              TOTAL COMMON STOCK (Cost $263,443,195)                                         325,046,559
                                                                                         ---------------

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

   SHARES                                                                                 MARKET VALUE
--------------------------------------------------------------------------------------------------------
              WARRANTS (0.05%)
              DRUG DELIVERY SYSTEMS (0.00%)
    500,000   Aerogen, Inc., $3.25, 3/11/09 *, (b)                                      $             --
    930,000   DOR BioPharma, Inc., $0.88, 7/17/08 *, (b)                                              --
     12,500   Nexmed, 2.00 12/17/05 *, (b)                                                            --
                                                                                         ---------------
                                                                                                      --
                                                                                         ---------------
              MEDICAL - BIOMEDICAL/GENETICS (0.05%)
    115,000   Cytogen Corp. *, (b)                                                                    --
    100,600   Entremed, Inc., $3.50, 12/27/09 *, (b)                                                  --
    100,000   MicroIslet, Inc., $1.00, 3/12/01 *, (b)                                            120,000
        120   Orchid Cellmark, Inc., $8.05, 12/12/11 *, (b)                                           --
         45   Orchid Cellmark, Inc., $23.50, 9/20/11 *, (b)                                           20
         45   Orchid Cellmark, Inc., $21.70, 7/24/11 *, (b)                                           --
    182,250   Prana Biotechnology, Ltd. - AUD 8.00, 4/28/09 *, (b), (e)                               --
  1,741,500   Xenova Group, PLC, GBP1.13, 12/08/08 *, **,(b)                                          --
                                                                                         ---------------
                                                                                                 120,020
                                                                                         ---------------
              MEDICAL LABS & TESTING SERVICES (0.00%)
     26,400   Clarient, Inc., $2.75, 04/27/08 *, (b)                                                  --
                                                                                         ---------------
              MEDICAL PRODUCTS (0.00%)
     11,572   Solexa Ltd., $13.58, 4/16/07 *, (b)                                                     --
                                                                                         ---------------
              THERAPEUTICS (0.00%)
    420,000   Adherex Technologies, Inc., - CAD 0.43, 12/19/08 *, **,(b)                              --
    137,760   Adherex Technologies, Inc., - CAD 0.70, 3/20/07 *, **,(b)                               --
     95,000   Isis Pharmaceuticals, Inc., $5.2395, 8/22/10 *, (b)                                     --
    649,971   Insmed, Inc., $1.36, 3/15/10 *, (b)                                                     --
    250,000   Spectrum Pharmaceuticals, Inc. *, (b)                                                   --
                                                                                         ---------------
                                                                                                      --
                                                                                         ---------------
              TOTAL WARRANTS (Cost $1,177,578)                                                   120,020
                                                                                         ---------------

              CALL OPTIONS (0.07%)
              MEDICAL - BIOMEDICAL/GENETICS (0.07%)
        320   Alexion Pharmaceuticals, Inc., $30.00, 1/21/06                                     108,800
        640   Chiron Corp., $45.00, 1/19/08                                                       86,400
                                                                                         ---------------
                                                                                                 195,200
                                                                                         ---------------
              TOTAL CALL OPTIONS (Cost $260,109)                                                 195,200
                                                                                         ---------------
              PUT OPTIONS (0.03%)
              MEDICAL - BIOMEDICAL/GENETICS (0.03%)
      2,295   Human Genome Sciences, Inc. 10/22/05 *                                              80,325
                                                                                         ---------------
              TOTAL PUT OPTIONS (Cost $59,571)                                                    80,325
                                                                                         ---------------
              INVESTMENTS IN SECURITIES (Cost $270,125,354)                                  330,698,869
                                                                                         ---------------

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

   SHARES                                                                                 MARKET VALUE
--------------------------------------------------------------------------------------------------------
              SECURITIES SOLD, NOT YET PURCHASED ((20.02)%)
              COMMON STOCK SOLD, NOT YET PURCHASED ((19.92)%)
              DRUG DELIVERY SYSTEMS ((1.36)%)
   (556,500)  DepoMed, Inc. *                                                           $     (3,606,120)
                                                                                         ---------------
              MEDICAL - BIOMEDICAL/GENETICS ((5.89)%)
   (297,000)  Aastrom Biosciences *                                                             (697,950)
    (63,000)  Crucell Nv - (Netherlands) *, **                                                (1,671,787)
   (173,092)  Enzo Biochem, Inc. *                                                            (2,658,693)
   (133,000)  Geron Corp. *                                                                   (1,365,910)
   (170,300)  Lexicon Genetics, Inc. *                                                          (676,091)
   (622,000)  Monogram Biosciences, Inc. *                                                    (1,461,700)
   (143,700)  Neurochem, Inc. - (Canada) *, **                                                (1,813,894)
    (43,000)  Sirna Therapeutics, Inc. *                                                        (189,200)
   (555,000)  StemCells, Inc. *                                                               (3,063,600)
    (97,000)  Vasogen, Inc. *                                                                   (204,670)
   (251,000)  Zeltia S.A. - (Spain) **                                                        (1,824,783)
                                                                                         ---------------
                                                                                             (15,628,278)
                                                                                         ---------------
              MEDICAL - DRUGS ((5.70)%)
   (266,100)  Bristol Myers Squibb Co.                                                        (6,402,366)
    (87,000)  H. Lundbeck A/S - (Denmark) **                                                  (2,217,272)
    (78,500)  Sanofi-Aventis - (France) **                                                    (6,506,728)
                                                                                         ---------------
                                                                                             (15,126,366)
                                                                                         ---------------
              MEDICAL INSTRUMENTS ((1.55)%)
    (66,000)  Foxhollow Technologies, Inc. *                                                  (3,142,260)
   (151,600)  OccuLogix, Inc. *                                                                 (968,724)
                                                                                         ---------------
                                                                                              (4,110,984)
                                                                                         ---------------
              MEDICAL PRODUCTS ((0.15)%)
    (67,700)  Solexa Inc *                                                                      (396,045)
                                                                                         ---------------
              THERAPEUTICS ((5.27)%)
   (146,700)  Antigenics, Inc. *                                                                (795,114)
    (23,500)  Cell Therapeutics, Inc. *                                                          (67,210)
   (140,600)  Hollis-Eden Pharmaceuticals, Inc. *                                               (898,434)
   (271,000)  Insmed, Inc. *                                                                    (363,140)
   (328,000)  Introgen Therapeutics Inc *                                                     (1,712,160)
   (483,000)  Isis Pharmaceuticals, Inc. *                                                    (2,439,150)
   (339,400)  Ista Pharmaceuticals, Inc. *                                                    (2,253,616)
   (146,500)  NeoPharm, Inc. *                                                                (1,816,600)
   (155,000)  NitroMed, Inc. *                                                                (2,790,000)
    (62,300)  Renovis, Inc. *                                                                   (842,919)
                                                                                         ---------------
                                                                                             (13,978,343)
                                                                                         ---------------
              TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds $(50,969,538))            (52,846,136)
                                                                                         ---------------

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

   SHARES                                                                                 MARKET VALUE
--------------------------------------------------------------------------------------------------------
              WRITTEN OPTIONS ((0.10)%)
              MEDICAL - BIOMEDICAL/GENETICS ((0.10)%)
       (639)  Alexion Pharmaceuticals, Inc., $20.00, 1/21/06 Put                         $       (63,900)
       (320)  Alexion Pharmaceuticals, Inc., $40.00, 1/21/06 Call                                (30,400)
     (1,279)  Chiron Corp., $40.00, 1/19/08 Put                                                 (147,085)
       (640)  Chiron Corp., $50.00, 1/19/08 Call                                                 (16,000)
                                                                                         ---------------
                                                                                                (257,385)
                                                                                         ---------------
              TOTAL WRITTEN OPTIONS (Proceeds $(256,154))                                       (257,385)
                                                                                         ---------------
              SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(51,225,692))                    (53,103,520)
                                                                                         ---------------
  TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 104.69%          277,595,349
                                                                                         ---------------
  OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.69%)                                     (12,432,096)
                                                                                         ---------------
  TOTAL NET ASSETS -- 100.00%                                                            $   265,163,253
                                                                                         ===============

*     Non-income producing security

**    Foreign

(a) Partially or wholly held ($161,032,434 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased

(b)   Private investment in public equity (freely tradeable) at market value

(c)   Fair valued in good faith by the Board of Directors

(d)   American Depository Receipt

(e)   Australian Dollar

                                                         SEPTEMBER 30, 2005
INVESTMENT IN SECURITIES- BY COUNTRY                PERCENTAGE OF NET ASSETS (%)
------------------------------------                ----------------------------

United States of America                                       79.43%
Japan                                                          12.62%
Switzerland                                                     9.67%
Germany                                                         3.92%
United Kingdom                                                  2.01%
Denmark                                                         0.58%
Canada                                                          0.23%
Netherland                                                     -0.63%
Spain                                                          -0.69%
France                                                         -2.45%


                                                                               9
ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      UBS Eucalyptus Fund L.L.C.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                          Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date                       November 17, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                          Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date                       November 17, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                          Michael Mascis, Principal Accounting Officer
                          (principal financial officer)

Date                       November 17, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.